SHARE OPTIONS (Schedule of Grants of Share Options and Warrants) (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | Share	18,727,990	19,485,990	12,303,990
Granted | Share	29,400,000	0	9,100,000
Exercised | Share	(2,733,328)	0	0
Expired/ Forfeited | Share	(579,990)	(758,000)	(1,918,000)
Outstanding at end of year | Share	44,814,672	18,727,990	19,485,990
Exercisable at end of year | Share	14,138,004	13,401,322	7,959,323
Weighted Average exercise price
Outstanding Beginning Balance	$ 0.78	$ 0.79	$ 1.31
Granted	0.27	0	0.38
Weighted average exercise price of share options exercised in share-based payment arrangement	0.19	0	0
Expired/ Forfeited	1.87	1.07	2.14
Outstanding at end of year	0.47	0.78	0.79
Exercisable at end of year	0.89	0.93	1.27
Class A Ordinary shares [Member] | Bottom of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	0.19	0.19	0.46
Granted	0.27		0.19
Weighted average exercise price of share options exercised in share-based payment arrangement	0.19
Expired/ Forfeited	0.69	0.19	0.19
Outstanding at end of year	0.19	0.19	0.19
Exercisable at end of year	0.19	0.19	0.66
Class A Ordinary shares [Member] | Top of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	4.36	4.36	4.36
Granted	0.29		1.1
Weighted average exercise price of share options exercised in share-based payment arrangement	0.19
Expired/ Forfeited	4.36	4.21	4.21
Outstanding at end of year	2.43	4.36	4.36
Exercisable at end of year	$ 2.43	$ 4.36	$ 4.36
American depositary share [Member]
Disclosure of classes of share capital [line items]
Outstanding Beginning Balance | Share	4,681,998	4,871,498	3,075,998
Granted | Share	7,350,000	0	2,275,000
Exercised | Share	(683,332)	0	0
Expired/ Forfeited | Share	(144,998)	(189,500)	(479,500)
Outstanding at end of year | Share	11,203,668	4,681,998	4,871,498
Exercisable at end of year | Share	3,534,501	3,350,331	1,989,831
Weighted Average exercise price
Outstanding Beginning Balance	$ 3.12	$ 3.15	$ 5.24
Granted	1.09	0	1.52
Weighted average exercise price of share options exercised in share-based payment arrangement	0.77	0	0
Expired/ Forfeited	7.48	4.28	8.56
Outstanding at end of year	1.88	3.12	3.15
Exercisable at end of year	3.56	3.72	5.08
American depositary share [Member] | Bottom of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	0.76	0.77	1.83
Granted	1.07		0.77
Weighted average exercise price of share options exercised in share-based payment arrangement	0.77
Expired/ Forfeited	2.76	0.76	0.77
Outstanding at end of year	0.77	0.76	0.77
Exercisable at end of year	0.77	0.76	2.64
American depositary share [Member] | Top of range [member]
Weighted Average exercise price
Outstanding Beginning Balance	17.44	17.45	17.45
Granted	1.14		4.41
Weighted average exercise price of share options exercised in share-based payment arrangement	0.77
Expired/ Forfeited	17.44	16.84	16.84
Outstanding at end of year	9.73	17.44	17.45
Exercisable at end of year	$ 9.73	$ 17.44	$ 17.45